Dividends Per Share	6 Months Ended
Sep. 30, 2019
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Dividends Per Share
1 8	DIVIDENDS PER SHARE
The dividends recognized by the
Company
for the six months ended September 30, 2019 and 2018 were as follows:

	Per share	Aggregate amount
	(In yen)	(In millions)
Dividends on common stock for the six months ended September 30,
2019	¥95	¥132,582
2018	¥90	¥126,950
On November 12, 2019, the board of directors approved a dividend of ¥90 per share of common stock totaling ¥123,253 million in respect of the six months ended September 30, 2019. The consolidated financial statements for the six months ended September 30, 2019 do not include this dividend payable.